Stock-based Activity (Details 3) - shares	Sep. 30, 2016	Dec. 31, 2015
Common stock reserved for future issuance	9,142,901	5,162,970
Equity Option [Member]
Common stock reserved for future issuance	815,412
Common stock reserved for exercise of warrants [Member]
Common stock reserved for future issuance	5,124,144
Restricted Stock [Member]
Common stock reserved for future issuance	205,478
Stock Plan [Member]
Common stock reserved for future issuance	22,443
Common stock reserved for conversion of preferred stock and warrants [Member]
Common stock reserved for future issuance	2,975,424